Leases - Schedule of Information on Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Interest expense on lease liabilities	$ 6,506	$ 7,195
Total cash outflow for leases	$ 50,088	$ 55,064